UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
September 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
New York Intermediate-Term Tax-Free Income Fund for
the 12-month reporting period ended September 30, 2023.
Please read on for a detailed look at prevailing economic
and market conditions during the Fund’s reporting period
and to learn how those conditions have affected Fund
performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 31
Tax Information 32
Board Members and Officers 33
Shareholder Information 38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income
Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
We select securities that we believe will
provide the best balance between risk and return within
the Fund’s range of allowable investments and typically
use a buy-and-hold strategy. This means we generally hold
securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may
sell a security at any time if we believe it could help the Fund meet its goal.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the 12 months ending September 30, 2023, the
U.S. Federal Reserve (Fed) continued to tighten monetary
policy as it tried to get inflation under control without tipping the economy into recession. After several outsized hikes of
75 basis points (bps), the Fed slowed the pace of tightening to 50 bps in December 2022, followed by multiple 25-bp
increases in early 2023. The Fed opted for one more 25-bp
hike between two pauses in June and September, which
took the Fed funds rate to its highest level in more than
22 years. Statements accompanying September’s pause
indicated that one more hike was still likely this year, while
Fed Chair Jerome Powell suggested he was hesitant to
call an end to the central bank’s tightening cycle until a
more sustained return of inflation to its target was evident.
Meanwhile, the U.S. economy remained resilient, with real
gross domestic product (GDP) increasing at an annualized
rate of 2.0% in the first, and 2.1% in the second quarter of
2023 that was underpinned by rising consumer spending and
business investment.
The municipal (muni) bond market witnessed a challenging
year in 2022, primarily driven by the aforementioned
monetary policy tightening. High levels of uncertainty led to significant outflows from muni bond retail vehicles. However,
2023 has seen investor interest return as flows into the asset class so far this year have been underwhelming but positive.
Meanwhile, issuance has picked up somewhat, though year-
to-date in 2023 new supply in the market remained around
6% below what it was for the same period in 2022.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the muni market, the Fund is consequently tilted towards lower-rated
investment-grade issuers. Over the period, we looked for
opportunities that had the potential to improve the overall
yield of the portfolio and used our rigorous bottom-up
research process to help us identify credits that represented good relative value, in our view.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.25 on September 30, 2022,
to $10.29 on September 30, 2023. The Fund’s Class A
shares paid dividends totaling 22.4988 cents per share for
the same period.
2
The Performance Summary beginning
on page  5 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.26%, based on an annualization of the September 's 1.9854 cents per share
monthly dividend and the maximum offering price of $10.53
on September 30, 2023. An investor in the 2023 maximum
combined effective federal and New York State and City
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
personal income tax bracket of 55.58% (including 3.80%
Medicare tax) would need to earn a distribution rate of 5.09%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark over the 12
months under review, supported primarily by its security
selection among rating categories and its tilt toward lower-
rated muni bonds. The Fund’s selection in A, AA and AAA
rated securities boosted relative returns over the period, as did its overweight allocations to A and BBB rated issuers.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Fund’s overweight to muni bonds with 20 years to maturity.
Overall, yield curve positioning had a neutral impact on
relative returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity around
the Fed’s monetary tightening path and became more
comfortable that muni fundamentals were generally robust in
the face of tighter financing conditions and slowing economic activity, the Fund increased its underweight to higher-rated muni bonds, while adding to its holdings of A and BBB rated
issues. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth. Additionally, as the Fed moved closer to the end of its hiking cycle and therefore its terminal policy rate, the Fund lengthened its duration over the review period.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
9/30/23
% of Total
Investments*
Transportation 20.11%
Special Tax 18.15%
Education 10.43%
Utilities 9.16%
Lease 8.52%
Local 7.70%
Housing 7.42%
Industrial Dev. Revenue and Pollution Control 6.31%
Refunded 4.58%
Health Care 3.52%
Other Revenue Bonds 3.28%
State General Obligation 0.82%
*
Does not include cash and cash equivalents.

Performance Summary as of September 30, 2023
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year +2.54% +0.24%
5-Year +2.15% -0.03%
10-Year +14.34% +1.12%
Advisor
1-Year +2.89% +2.89%
5-Year +3.43% +0.68%
10-Year +16.56% +1.54%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.26% 5.09% 3.12% 6.46%
Advisor 2.56% 5.76% 3.43% 7.10%
See page 7 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page
7
for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 1/31/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/23.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and New York State and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
A $0.224988
A1 $0.240819
C $0.182267
R6 $0.257581
Advisor $0.251398
Total Annual Operating Expenses
9
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1
a
Net
Annualized
Expense
Ratio
A $1,000 $966.80 $4.17 $1,020.83 $4.29 0.85%
A1 $1,000 $968.40 $3.43 $1,021.58 $3.52 0.70%
C $1,000 $965.00 $6.12 $1,018.84 $6.29 1.24%
R6 $1,000 $969.30 $2.69 $1,022.34 $2.76 0.55%
Advisor $1,000 $968.10 $2.93 $1,022.09 $3.01 0.59%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $11.72 $11.64 $11.70 $11.19
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.21 0.22 0.26 0.28
Net realized and unrealized gains (losses) ........... 0.03 (1.48) 0.08 (0.06) 0.52
Total from investment operations .................... 0.26 (1.27) 0.30 0.20 0.80
Less distributions from:
Net investment income .......................... (0.22) (0.20) (0.22) (0.26) (0.29)
Net asset value, end of year ....................... $10.29 $10.25 $11.72 $11.64 $11.70
Total return
c
................................... 2.54% (10.91)% 2.58% 1.69% 7.19%
Ratios to average net assets
Expenses
d
.................................... 0.87% 0.85% 0.83% 0.84% 0.84%
Net investment income ........................... 2.16% 1.87% 1.86% 2.20% 2.43%
Supplemental data
Net assets, end of year (000’s) ..................... $88,969 $98,998 $119,113 $89,211 $57,147
Portfolio turnover rate ............................ 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $11.72 $11.65 $11.71 $11.20
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.22 0.24 0.27 0.30
Net realized and unrealized gains (losses) ........... 0.05 (1.47) 0.07 (0.06) 0.51
Total from investment operations .................... 0.29 (1.25) 0.31 0.21 0.81
Less distributions from:
Net investment income .......................... (0.24) (0.22) (0.24) (0.27) (0.30)
Net asset value, end of year ....................... $10.30 $10.25 $11.72 $11.65 $11.71
Total return
c
................................... 2.80% (10.77)% 2.65% 1.84% 7.35%
Ratios to average net assets
Expenses
d
.................................... 0.72% 0.70% 0.69% 0.69% 0.69%
Net investment income ........................... 2.31% 2.02% 2.03% 2.36% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $201,001 $248,359 $334,315 $362,113 $392,721
Portfolio turnover rate ............................ 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.28 $11.76 $11.69 $11.75 $11.23
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.16 0.18 0.21 0.23
Net realized and unrealized gains (losses) ........... 0.04 (1.48) 0.06 (0.06) 0.53
Total from investment operations .................... 0.23 (1.32) 0.24 0.15 0.76
Less distributions from:
Net investment income .......................... (0.18) (0.16) (0.17) (0.21) (0.24)
Net asset value, end of year ....................... $10.33 $10.28 $11.76 $11.69 $11.75
Total return
c
................................... 2.12% (11.23)% 2.08% 1.29% 6.83%
Ratios to average net assets
Expenses
d
.................................... 1.27% 1.24% 1.24% 1.24% 1.24%
Net investment income ........................... 1.74% 1.46% 1.49% 1.81% 2.03%
Supplemental data
Net assets, end of year (000’s) ..................... $16,158 $24,087 $37,418 $61,722 $90,763
Portfolio turnover rate ............................ 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.28 $11.75 $11.68 $11.74 $11.23
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.24 0.26 0.29 0.31
Net realized and unrealized gains (losses) ........... 0.05 (1.47) 0.07 (0.06) 0.52
Total from investment operations .................... 0.31 (1.23) 0.33 0.23 0.83
Less distributions from:
Net investment income .......................... (0.26) (0.24) (0.26) (0.29) (0.32)
Net asset value, end of year ....................... $10.33 $10.28 $11.75 $11.68 $11.74
Total return .................................... 2.95% (10.60)% 2.80% 2.00% 7.50%
Ratios to average net assets
Expenses
c
..................................... 0.56% 0.54% 0.53% 0.53% 0.53%
Net investment income ........................... 2.46% 2.18% 2.17% 2.51% 2.74%
Supplemental data
Net assets, end of year (000’s) ..................... $93,181 $85,277 $99,307 $87,638 $79,577
Portfolio turnover rate ............................ 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.28 $11.76 $11.68 $11.74 $11.23
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.24 0.25 0.29 0.31
Net realized and unrealized gains (losses) ........... 0.04 (1.49) 0.08 (0.06) 0.51
Total from investment operations .................... 0.30 (1.25) 0.33 0.23 0.82
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.25) (0.29) (0.31)
Net asset value, end of year ....................... $10.33 $10.28 $11.76 $11.68 $11.74
Total return .................................... 2.89% (10.73)% 2.83% 1.94% 7.44%
Ratios to average net assets
Expenses
c
..................................... 0.62% 0.60% 0.58% 0.59% 0.59%
Net investment income ........................... 2.40% 2.11% 2.12% 2.45% 2.68%
Supplemental data
Net assets, end of year (000’s) ..................... $173,667 $226,374 $330,045 $320,209 $314,157
Portfolio turnover rate ............................ 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments, September 30, 2023
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 3,937,106
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 695,077
4,632,183
Georgia 0.4%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 763,958
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,751,102
2,515,060
Illinois 0.8%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 3,800,996
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 777,902
4,578,898
New York 93.2%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 3,934,112
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,394,738
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 934,937
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,525,323
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 118,995
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 107,864
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 106,801
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 96,405
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 225,000 215,570
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 94,844
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 93,784
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 92,648
Classical Charter School, Inc., Revenue, 2023 A, 4%, 6/15/33 ................ 1,605,000 1,496,462
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/32 ...... 325,000 330,927
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,448,035
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,387,216
City of New York ,
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,172,984
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,277,600
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,226,798
GO, 2020 D-1, BAM Insured, 4%, 3/01/41 ............................... 2,500,000 2,303,699
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,257,415
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,287,371
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,018,264
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 160,275
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 152,825
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 152,945
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 203,990
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,013,868
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,019,755

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Gloversville Enlarged School District, (continued)
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. $ 2,260,000 $ 2,006,054
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,014,291
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,014,578
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 817,814
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 775,505
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 883,438
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 322,128
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 516,254
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 481,577
Long Island Power Authority ,
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 15,568,480
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,336,158
Metropolitan Transportation Authority ,
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,119,228
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 6,316,410
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 40,000,000 26,848,704
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 991,019
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,052,570
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,650,904
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,193,234
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/40 . 630,000 597,032
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 702,416
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 17,383,388
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 3,250,000 3,221,182
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 1,908,647
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 10,000,000 10,208,805
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 4,822,103
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,099,483
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,254,432
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 8,546,563
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 10,489,184
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,087,430
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 11,061,146
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 3,964,939
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 6,621,394
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,289,688
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,614,908
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 14,480,277
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 70,000 70,063
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 860,000
Revenue, 2011 A, 5%, 10/01/24 ....................................... 110,000 110,081
Revenue, 2020 A, Pre-Refunded, AGMC Insured, 5%, 10/01/34 ............... 5,000 5,342
Revenue, A, AGMC Insured, 5%, 10/01/23 ............................... 630,000 630,000
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,136,684
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 532,188

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 $ 665,000 $ 612,137
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 852,637
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,619,538
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 777,892
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/27 ................................................... 1,000,000 970,871
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/28 ................................................... 1,800,000 1,738,515
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 954,541
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 285,670
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 302,411
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 328,535
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 330,621
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 281,173
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 281,852
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 333,461
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 302,095
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 377,410
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 301,254
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 300,810
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,350,000 1,354,126
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 12,560,263
New York University, Revenue, 2019 A, 5%, 7/01/42 ........................ 6,040,000 6,186,813
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,055,059
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,006,316
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,029,952
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 760,303
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 716,682
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 3,550,000 3,573,677
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 183,455
State of New York Personal Income Tax, Revenue, 2014 A, Pre-Refunded, 5%,
2/15/25 ........................................................ 5,000,000 5,019,740
State of New York Personal Income Tax, Revenue, 2016 D, Pre-Refunded, 5%,
2/15/27 ........................................................ 10,000,000 10,379,901
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,990,000 10,024,151
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 10,000 10,131
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,353,224
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 2,000,000 2,051,392
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/33 ................. 5,060,000 5,187,191
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/43 ................. 10,000,000 10,162,994
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 7,867,134
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,040,341
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,057,690
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 2,844,407
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,286,190
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 6,647,160
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,116,660
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,115,447

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority, (continued)
Revenue, L, Refunding, 5%, 1/01/32 ................................... $ 1,750,000 $ 1,836,431
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 10,415,489
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,332,890
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 1,310,000 1,323,795
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 3,500,000 3,530,375
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 4,000,000 4,020,727
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 707,315
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 858,056
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 512,902
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 154,101
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 410,885
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,010,443
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 905,777
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 1,943,507
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,293,305
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 3,980,000 4,180,098
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 4,340,000 4,544,049
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,850,000 1,936,060
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 337,384
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 326,839
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 540,958
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 607,591
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 669,000
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,239,637
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,686,532
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,279,314
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,272,892
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 15,747,144
Revenue, 234th, Refunding, 5.25%, 8/01/40 .............................. 2,000,000 2,090,010
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 102,297
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 275,227
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 460,000 470,566
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 455,000 463,809
c
State of New York , GO , 2023 A , 5% , 3/15/41 ............................... 2,000,000 2,116,654
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 3,929,996
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/27 ............................. 2,230,000 2,312,052
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,375,340
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,591,378
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,327,817
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,298,368
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,444,421
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,023,214
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,548,614
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 10,307,601
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,395,773

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. $ 275,000 $ 286,288
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 389,842
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 227,420
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 334,734
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 2,000,000 2,080,317
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 1,000,000 1,035,892
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,054,401
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 2,893,516
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,588,961
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,000,000 1,079,808
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 5,526,569
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 987,502
533,955,876
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,297,087
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,293,281
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,935,325
4,525,693
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 174,383
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 168,897
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 223,174
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 198,379
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,325,931
3,090,764
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,296,707
Wisconsin 1.2%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,041,085
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,197,264
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,500,000 4,502,295
6,740,644
U.S. Territories 0.2%
Puerto Rico 0.2%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 280,000 280,873
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 540,000 542,147
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 82,761 79,243
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 53,783 34,757

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. $ 92,001 $ 57,156
994,176
Total U.S. Territories .................................................................... 994,176
Total Municipal Bonds (Cost $604,566,236) .....................................
562,330,001
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
New York 1.4%
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4.15% , 1/01/34 8,000,000 8,000,000
d
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 4.25% , 6/15/33 ................... 200,000 200,000
8,200,000
Total Municipal Bonds (Cost $8,200,000) .......................................
8,200,000
Total Short Term Investments (Cost $8,200,000 ) .................................
8,200,000
a
Total Investments (Cost $612,766,236) 99.5% ...................................
$570,530,001
Other Assets, less Liabilities 0.5% .............................................
2,446,446
Net Assets 100.0% ...........................................................
$572,976,447
See Abbreviations on page 30 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $21,844,682, representing 3.8% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $612,766,236
Value - Unaffiliated issuers .................................................................. $570,530,001
Cash .................................................................................... 31,831
Receivables:
Capital shares sold ........................................................................ 85,759
Interest ................................................................................. 6,366,130
Total assets .......................................................................... 577,013,721
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,125,040
Capital shares redeemed ................................................................... 1,275,526
Management fees ......................................................................... 241,609
Distribution fees .......................................................................... 44,777
Transfer agent fees ........................................................................ 89,958
Trustees' fees and expenses ................................................................. 249
Distributions to shareholders ................................................................. 150,845
Accrued expenses and other liabilities ........................................................... 109,270
Total liabilities ......................................................................... 4,037,274
Net assets, at value ................................................................. $572,976,447
Net assets consist of:
Paid-in capital ............................................................................. $629,430,214
Total distributable earnings (losses) ............................................................. (56,453,767)
Net assets, at value ................................................................. $572,976,447

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $88,969,418
Shares outstanding ........................................................................ 8,642,398
Net asset value per share
a
.................................................................. $10.29
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $10.53
Class A1:
Net assets, at value ....................................................................... $201,000,908
Shares outstanding ........................................................................ 19,520,793
Net asset value per share
a
.................................................................. $10.30
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $10.54
Class C:
Net assets, at value ....................................................................... $16,158,126
Shares outstanding ........................................................................ 1,563,746
Net asset value and maximum offering price per share
a
............................................. $10.33
Class R6:
Net assets, at value ....................................................................... $93,181,451
Shares outstanding ........................................................................ 9,024,392
Net asset value and maximum offering price per share ............................................. $10.33
Advisor Class:
Net assets, at value ....................................................................... $173,666,544
Shares outstanding ........................................................................ 16,815,842
Net asset value and maximum offering price per share ............................................. $10.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $18,950,539
Expenses:
Management fees (Note 3 a ) ................................................................... 3,041,197
Distribution fees: (Note 3c )
    Class A ................................................................................ 238,126
    Class A1 ............................................................................... 228,570
    Class C ................................................................................ 135,199
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 72,383
    Class A1 ............................................................................... 174,378
    Class C ................................................................................ 15,953
    Class R6 ............................................................................... 17,316
    Advisor Class ............................................................................ 144,034
Custodian fees (Note 4 ) ...................................................................... 3,085
Reports to shareholders fees .................................................................. 8,598
Registration and filing fees .................................................................... 41,118
Professional fees ........................................................................... 62,061
Trustees' fees and expenses .................................................................. 7,519
Other .................................................................................... 247,568
Total expenses ......................................................................... 4,437,105
Expense reductions (Note 4 ) ............................................................... (3,084)
Net expenses ......................................................................... 4,434,021
Net investment income ................................................................ 14,516,518
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,707,594)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,948,572
Net realized and unrealized gain (loss) ............................................................ 5,240,978
Net increase (decrease) in net assets resulting from operations .......................................... $19,757,496

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New York Intermediate-Term Tax-
Free Income Fund
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,516,518 $16,590,771
Net realized gain (loss) ................................................. (5,707,594) 1,932,602
Net change in unrealized appreciation (depreciation) ........................... 10,948,572 (110,264,674)
Net increase (decrease) in net assets resulting from operations ................ 19,757,496 (91,741,301)
Distributions to shareholders:
Class A ............................................................. (2,022,723) (2,037,114)
Class A1 ............................................................ (5,190,877) (5,825,567)
Class C ............................................................. (355,208) (433,136)
Class R6 ............................................................ (2,255,462) (1,987,512)
Advisor Class ........................................................ (4,470,933) (5,946,037)
Total distributions to shareholders .......................................... (14,295,203) (16,229,366)
Capital share transactions: (Note 2 )
Class A ............................................................. (10,686,131) (5,351,137)
Class A1 ............................................................ (49,815,087) (47,380,846)
Class C ............................................................. (8,294,030) (9,349,947)
Class R6 ............................................................ 7,747,705 (1,582,202)
Advisor Class ........................................................ (54,534,303) (65,467,482)
Total capital share transactions ............................................ (115,581,846) (129,131,614)
Net increase (decrease) in net assets ................................... (110,119,553) (237,102,281)
Net assets:
Beginning of year ....................................................... 683,096,000 920,198,281
End of year ........................................................... $572,976,447 $683,096,000

Franklin New York Tax-Free Trust
Notes to Financial Statements
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin New York Intermediate-Term Tax-Free Income
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At September 3 0 , 2023 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows :
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,356,181 $24,914,797 2,017,532 $22,310,416
Shares issued in reinvestment of distributions .......... 153,253 1,622,179 140,877 1,552,994
Shares redeemed ............................... (3,529,042) (37,223,107) (2,661,875) (29,214,547)
Net increase (decrease) .......................... (1,019,608) $(10,686,131) (503,466) $(5,351,137)
Class A1 Shares:
Shares sold ................................... 444,069 $4,705,378 835,073 $9,110,274
Shares issued in reinvestment of distributions .......... 442,566 4,685,342 480,777 5,311,762
Shares redeemed ............................... (5,599,322) (59,205,807) (5,606,468) (61,802,882)
Net increase (decrease) .......................... (4,712,687) $(49,815,087) (4,290,618) $(47,380,846)
Class C Shares:
Shares sold ................................... 146,856 $1,551,501 135,514 $1,500,530
Shares issued in reinvestment of distributions .......... 30,886 328,131 36,267 402,732
Shares redeemed
a
.............................. (956,046) (10,173,662) (1,011,039) (11,253,209)
Net increase (decrease) .......................... (778,304) $(8,294,030) (839,258) $(9,349,947)
Class R6 Shares:
Shares sold ................................... 2,585,716 $27,449,345 1,368,956 $15,170,262
Shares issued in reinvestment of distributions .......... 174,245 1,849,890 165,109 1,827,271
Shares redeemed ............................... (2,033,141) (21,551,530) (1,685,734) (18,579,735)
Net increase (decrease) .......................... 726,820 $7,747,705 (151,669) $(1,582,202)
Advisor Class Shares:
Shares sold ................................... 5,787,500 $61,288,261 6,101,716 $66,695,089
Shares issued in reinvestment of distributions .......... 330,045 3,503,756 400,790 4,449,713
Shares redeemed ............................... (11,324,058) (119,326,320) (12,554,877) (136,612,284)
Net increase (decrease) .......................... (5,206,513) $(54,534,303) (6,052,371) $(65,467,482)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2023, the gross effective investment management fee rate was 0.486% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,401
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2023, the Fund paid transfer agent fees of $424,064, of which $147,779 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until January 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2023, these purchase and sale transactions aggregated $73,150,000 and $66,579,173, respectively, with net realized losses of $53,612.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
CDSC retained .............................................................................. $8,451
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,201,977
Long term ................................................................................ 5,577,902
Total capital loss carryforwards ............................................................... $14,779,879
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The tax character of distributions paid during the years ended September 30, 2023 and 2022, was as follows:
At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2023, aggregated
$52,168,503 and $156,229,422, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2023, the Fund did not use the Global Credit Facility.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $311,452 $—
Tax exempt income ........................................................ 13,983,751 16,229,366
$14,295,203 $16,229,366
Cost of investments .......................................................................... $612,221,401
Unrealized appreciation ........................................................................ $781,410
Unrealized depreciation ........................................................................ (42,472,810)
Net unrealized appreciation (depreciation) .......................................................... $(41,691,400)
Distributable earnings:
Undistributed tax exempt income ................................................................. $254,004
5. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin New York Tax-Free Trust and Shareholders of Franklin New York Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New
York Intermediate-Term Tax-Free Income Fund (the "Fund") as of September 30, 2023, the related statement of operations for the year ended September 30, 2023, the statement of changes in net assets for each of the two years in the period ended
September 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended
September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the five years in the period ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended September 30, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $13,983,751

Franklin New York Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board
and Trustee
Chairman of the
Board since
January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income
Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin New York Tax-
Free Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin New York Tax-Free Trust
Shareholder Information

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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional New York intermediate
municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three- and five-year periods was
below the median of its Performance Universe, but for the
10-year period was above the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A or
Investor Class shares for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in
the Expense Group.
The Expense Group for the Fund included the Fund and
six other New York intermediate municipal debt funds. The
Board noted that the Management Rate for the Fund was
equal to the median of its Expense Group, and the actual
total expense ratio for the Fund was below the median and
in the first quintile (least expensive) of its Expense Group.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

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Shareholder Information

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Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 A 11/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $32,794 for the fiscal year ended September 30, 2023 and $35,001 for the fiscal year ended September 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended September 30, 2023, and $0 for the fiscal year ended September 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2023 and $92 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,699 for the fiscal year ended September 30, 2023 and $305,142 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $165,699 for the fiscal year ended September 30, 2023 and $305,142 for the fiscal year ended September 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2023